Consolidated Statement of Cash Flows (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (74)	$ 13
Due from related parties	(176)	(22)
Other assets	(6)	3
Accounts payable	10	(2)
Accrued liabilities	55	18
Due to related parties	184	(78)
Accrued interest	8	(3)
Long-term accounts payable and other liabilities	0	(5)
Post-retirement and post-employment benefit liability	26	26
Changes in non-cash balances related to operations, Total	27	(50)
Capital Expenditure [Abstract]
Capital investments in property, plant and equipment	(1,543)	(1,441)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	33	30
Cash outflow for capital expenditures – property, plant and equipment	(1,510)	(1,411)
Capital investments in intangible assets	(116)	(121)
Capital Investments	(1,659)	(1,562)
Net change in accruals included in capital investments in intangible assets	1	1
Net change in accruals included in capital investments	34	31
Cash outflow for capital expenditures – intangible assets	(115)	(120)
Cash outflow for capital expenditures	(1,625)	(1,531)
Net interest paid	486	458
Income taxes paid	$ 21	$ 15